UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	9/30/12

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus
MidCap Core Fund

SEMIANNUAL REPORT September 30, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
29	Proxy Results
FOR MORE INFORMATION
Back Cover

Dreyfus
MidCap Core Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus MidCap Core Fund covers the six-month period from April 1, 2012, through September 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

     U.S. equities remained somewhat volatile over the past six months, as prices rose and fell according to investors’ changing expectations of global and domestic economic conditions.When viewed over a longer time frame, however, the pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. Even U.S. employment numbers, which have been volatile over short periods, averaged approximately 150,000 new jobs a month so far in 2012, roughly unchanged from the monthly average in 2011.

The sustained but subpar U.S. expansion appears likely to continue over the foreseeable future. On one hand, the economy has responded to a variety of stimulative measures, most notably an aggressively accommodative monetary policy. On the other hand, the prospect of automatic spending cuts and tax hikes scheduled for the end of 2012 has weighed on economic growth by contributing to a temporary postponement of spending decisions among consumers and businesses. Indeed, the ability of the U.S. political system to address both this “fiscal cliff” and long-term deficit reduction could go a long way toward shaping the 2013 market environment.As always, we urge you to speak regularly with your financial advisor to discuss how changing economic conditions may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
October 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2012, through September 30, 2012, as provided by Warren Chiang, C.Wesley Boggs, Jocelin Reed, and Ronald Gala, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended September 30, 2012, Dreyfus MidCap Core Fund’s Class A shares produced a total return of 4.50%, Class C shares returned 4.12% and Class I shares returned 4.60%.1,2 In comparison, the Standard & Poor’s MidCap 400 Index (“S&P 400 Index”), the fund’s benchmark, produced a total return of 0.24% for the same period.3

Changing economic sentiment fueled heightened volatility as stock market declines during the spring were offset by subsequent gains.The fund produced higher returns than its benchmark, largely due to the efficacy of the quality and behavioral factors considered by our stock selection process.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation by investing at least 80% of its net assets in companies included in the S&P MidCap 400 Index or the Russell Midcap Index at the time of purchase.We apply a systematic, quantitative investment approach designed to identify and exploit pricing inefficiencies among midcap stocks in the U.S. stock market. We use a proprietary valuation model that identifies and ranks stocks based on a long-term relative valuation model, an Earnings Sustainability model that gauges how well earnings forecasts are likely to reflect changes in future cash flows, and a set of Behavioral Factors including earnings revisions and price action that provide us with information about potential misvaluations of stock.We seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to those of the S&P MidCap 400 Index.The fund will seek to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Markets Reacted to Shifting Macroeconomic Developments

The reporting period began in the wake of a stock market rally as the U.S. and global economies rebounded from pronounced weakness. Domestic employment gains, a quantitative easing program in Europe, and less restrictive monetary and fiscal policies in China had encouraged investors to grow more tolerant of risks. Consequently, they focused more intently on company fundamentals and less on macroeconomic news.

However, these positive influences were called into question soon after the reporting period began. Investors returned to a defensive posture when the U.S. labor market’s rebound slowed, measures designed to relieve fiscal pressures in Europe encountered resistance, and the Chinese economy remained sluggish.As a result, U.S. equity markets gave back some of their previous gains. However, the summer saw the market rally resume amid more encouraging macroeconomic news, and the benchmark ended the reporting period nearly unchanged from where it began. In this environment, midcap stocks generally lagged their large- and small-cap counterparts.

Quality and Behavioral Factors Buoyed Fund Performance

The fund’s disciplined, quantitative stock selection process worked well during the reporting period as the quality factor proved predictive of stock price changes.The behavioral factor also proved favorable, but to a lesser extent.

Our approach was particularly effective in the energy sector, where strong stock selections included refiner HollyFrontier, which benefited from access to supplies of lower cost crude oil, helping to boost margins and cash flows. In addition, the company engaged in shareholder-friendly activities, including a stock buyback program and increased dividends. In the information technology sector, the fund benefited from fortunate timing in the purchase of security software developer Symantec just prior to the installation of a new CEO who announced measures to bolster shareholder value.

Among consumer staples companies, Constellation Brands announced plans to acquire the remaining ownership interest in a joint venture, triggering stock price appreciation. The fund also fared well in the financials and consumer discretionary sectors due to strength among commercial banks and a tax preparation service, respectively. Finally, weakness in the health care sector was offset to a degree by medical equipment provider ResMed, which reported higher quarterly earnings and profit margins.

Disappointments during the reporting period were confined primarily to individual stock selections. Printing and imaging equipment maker Lexmark International posted weaker-than-expected earnings over the summer, and paper producer Domtar encountered pricing pressures that eroded profit margins.

Taking Advantage of Volatility-Driven Opportunities

We currently expect heightened levels of volatility to persist over the near term as investors continue to react to macroeconomic developments, including the European financial crisis, political turmoil in the Middle East and the impending “fiscal cliff” in the United States. Nonetheless, our disciplined, bottom-up security selection process has continued to uncover opportunities to purchase fundamentally strong midcap companies at low valuations compared to historical norms.We have taken advantage of periodic market downturns by buying more attractively priced shares in the companies that meet our investment criteria. By the same token, when markets rise, we have trimmed the fund’s exposure to more richly valued holdings, redeploying the proceeds to stocks that better meet our investment criteria.

October 15, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through November 1, 2012, which has been terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 The fund commenced operations after all of the assets of a predecessor mutual fund were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004.
3 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus MidCap Core Fund from April 1, 2012 to September 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.66	$10.44	$5.39
Ending value (after expenses)	$1,045.00	$1,041.20	$1,046.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.58	$10.30	$5.32
Ending value (after expenses)	$1,018.55	$1,014.84	$1,019.80

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.04% for Class C, and 1.05%
for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
September 30, 2012 (Unaudited)

Common Stocks—99.7%	Shares		Value ($)
Automobiles & Components—1.1%
Thor Industries	31,800		1,154,976
Banks—7.2%
Comerica	43,400		1,347,570
Huntington Bancshares	360,600		2,488,140
KeyCorp	283,300		2,476,042
Regions Financial	132,600		956,046
			7,267,798
Capital Goods—7.5%
Aecom Technology	25,600	[a]	541,696
Chicago Bridge & Iron & Co.	34,700		1,321,723
Lennox International	19,800		957,528
Lincoln Electric Holdings	55,000		2,147,750
Toro	53,700		2,136,186
WABCO Holdings	8,500	[a]	490,195
			7,595,078
Commercial & Professional Services—2.4%
Deluxe	70,600		2,157,536
Herman Miller	12,200		237,168
			2,394,704
Consumer Services—5.5%
Bally Technologies	43,400	[a,b]	2,143,526
Bob Evans Farms	8,500		332,605
H&R Block	140,200		2,429,666
Penn National Gaming	15,300	[a]	659,430
			5,565,227
Diversified Financials—2.4%
Discover Financial Services	57,200		2,272,556
NASDAQ OMX Group	4,800		111,816
			2,384,372
Energy—8.4%
Helix Energy Solutions Group	135,205	[a]	2,470,195
HollyFrontier	77,200		3,186,044
Kosmos Energy	23,900	[a]	272,221

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Tesoro	47,600		1,994,440
Tidewater	11,800		572,654
			8,495,554
Food, Beverage & Tobacco—3.9%
Smithfield Foods	83,900	[a]	1,648,635
Universal	44,500	[b]	2,265,940
			3,914,575
Health Care Equipment & Services—7.2%
Cooper	3,200		302,272
Hill-Rom Holdings	9,500		276,070
Humana	1,900		133,285
ResMed	72,600		2,938,122
Thoratec	57,800	[a]	1,999,880
Universal Health Services, Cl. B	36,600		1,673,718
			7,323,347
Household & Personal Products—2.1%
Energizer Holdings	7,800		581,958
Nu Skin Enterprises, Cl. A	40,700		1,580,381
			2,162,339
Insurance—1.8%
Assurant	6,100		227,530
Reinsurance Group of America	27,000		1,562,490
			1,790,020
Materials—3.4%
Domtar	14,300		1,119,547
Minerals Technologies	32,500		2,305,225
			3,424,772
Media—3.7%
Scholastic	43,500		1,382,430
Valassis Communications	95,600	[a,b]	2,360,364
			3,742,794
Pharmaceuticals, Biotech & Life Sciences—6.2%
Agilent Technologies	12,800		492,160
Charles River Laboratories International	22,800	[a]	902,880

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Mettler-Toledo International	12,500	[a]	2,134,250
United Therapeutics	22,600	[a]	1,262,888
Warner Chilcott, Cl. A	112,653		1,520,815
			6,312,993
Real Estate—7.1%
BRE Properties	1,200		56,268
CBL & Associates Properties	72,100		1,538,614
CommonWealth REIT	10,500	[c]	152,880
Hospitality Properties Trust	10,000		237,800
Kimco Realty	3,100		62,837
Mack-Cali Realty	80,800	[c]	2,149,280
Rayonier	61,050	[c]	2,992,061
			7,189,740
Retailing—6.2%
Dillard’s, Cl. A	33,000		2,386,560
GameStop, Cl. A	93,800	[b]	1,969,800
O’Reilly Automotive	22,700	[a]	1,898,174
			6,254,534
Semiconductors & Semiconductor
Equipment—1.9%
LSI	76,800	[a]	530,688
Silicon Laboratories	37,500	[a]	1,378,500
			1,909,188
Software & Services—7.3%
Acxiom	35,500	[a]	648,585
Broadridge Financial Solutions	92,900		2,167,357
CA	37,300		961,035
Cadence Design Systems	87,600	[a]	1,126,974
Fair Isaac	34,800		1,540,248
Intuit	15,900		936,192
			7,380,391
Technology Hardware & Equipment—6.3%
Brocade Communications Systems	16,400	[a]	97,006

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware &
Equipment (continued)
Dolby Laboratories, Cl. A	11,500	[a,b]	376,625
Lexmark International, Cl. A	75,000	[b]	1,668,750
Plantronics	61,600		2,176,328
Tech Data	46,300	[a]	2,097,390
			6,416,099
Transportation—3.9%
Alaska Air Group	70,200	[a]	2,461,212
Landstar System	30,300		1,432,584
			3,893,796
Utilities—4.2%
Aqua America	51,100		1,265,236
Cleco	58,500		2,455,830
IDACORP	12,500		540,875
			4,261,941
Total Common Stocks
(cost $91,433,290)			100,834,238

Other Investment—.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $292,652)	292,652	[d]	292,652

Investment of Cash Collateral
for Securities Loaned—8.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,676,982)	8,676,982 [d]	8,676,982

Total Investments (cost $100,402,924)	108.6%	109,803,872
Liabilities, Less Cash and Receivables	(8.6%)	(8,697,129)
Net Assets	100.0%	101,106,743

a Non-income producing security.
b Security, or portion thereof, on loan.At September 30, 2012, the value of the fund’s securities on loan was
$8,354,281 and the value of the collateral held by the fund was $8,676,982.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Money Market Investments	8.9	Food, Beverage & Tobacco	3.9
Energy	8.4	Transportation	3.9
Capital Goods	7.5	Media	3.7
Software & Services	7.3	Materials	3.4
Banks	7.2	Commercial & Professional Services	2.4
Health Care Equipment & Services	7.2	Diversified Financials	2.4
Real Estate	7.1	Household & Personal Products	2.1
Technology Hardware & Equipment	6.3	Semiconductors & Semiconductor
Pharmaceuticals, Biotech &		Equipment	1.9
Life Sciences	6.2	Insurance	1.8
Retailing	6.2	Automobiles & Components	1.1
Consumer Services	5.5
Utilities	4.2		108.6

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $8,354,281)—Note 1(b):
Unaffiliated issuers		91,433,290	100,834,238
Affiliated issuers		8,969,634	8,969,634
Cash			30,866
Dividends and securities lending income receivable			171,860
Receivable for shares of Beneficial Interest subscribed			16,419
Prepaid expenses			39,288
			110,062,305
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			96,446
Liability for securities on loan—Note 1(b)			8,676,982
Payable for shares of Beneficial Interest redeemed			63,099
Accrued expenses			119,035
			8,955,562
Net Assets ($)			101,106,743
Composition of Net Assets ($):
Paid-in capital			113,769,445
Accumulated undistributed investment income—net			745,895
Accumulated net realized gain (loss) on investments			(22,809,545)
Accumulated net unrealized appreciation
(depreciation) on investments			9,400,948
Net Assets ($)			101,106,743

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	66,401,544	13,968,815	20,736,384
Shares Outstanding	2,915,997	665,328	877,247
Net Asset Value Per Share ($)	22.77	21.00	23.64

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $260 foreign taxes withheld at source):
Unaffiliated issuers	1,345,761
Affiliated issuers	276
Income from securities lending—Note 1(b)	73,464
Total Income	1,419,501
Expenses:
Management fee—Note 3(a)	349,347
Shareholder servicing costs—Note 3(c)	256,415
Distribution fees—Note 3(b)	51,839
Professional fees	36,890
Prospectus and shareholders’ reports	34,370
Registration fees	24,650
Custodian fees—Note 3(c)	6,889
Trustees’ fees and expenses—Note 3(d)	3,768
Loan commitment fees—Note 2	276
Miscellaneous	7,586
Total Expenses	772,030
Less—reduction in expenses due to undertaking—Note 3(a)	(98,185)
Less—reduction in fees due to earnings credits—Note 3(c)	(239)
Net Expenses	673,606
Investment Income—Net	745,895
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,737,634
Net unrealized appreciation (depreciation) on investments	(345,232)
Net Realized and Unrealized Gain (Loss) on Investments	3,392,402
Net Increase in Net Assets Resulting from Operations	4,138,297

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2012	Year Ended
	(Unaudited)	March 31, 2012[a]
Operations ($):
Investment income (loss)—net	745,895	(227,546)
Net realized gain (loss) on investments	3,737,634	7,692,215
Net unrealized appreciation
(depreciation) on investments	(345,232)	(11,396,267)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,138,297	(3,931,598)
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A Shares	—	(6,033,683)
Class B Shares	—	(119,632)
Class C Shares	—	(1,382,083)
Class I Shares	—	(2,391,015)
Total Dividends	—	(9,926,413)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,470,887	9,125,164
Class B Shares	—	32,994
Class C Shares	203,089	536,209
Class I Shares	933,666	4,727,841
Dividends reinvested:
Class A Shares	—	5,699,625
Class B Shares	—	114,144
Class C Shares	—	1,152,996
Class I Shares	—	2,261,973
Cost of shares redeemed:
Class A Shares	(6,655,212)	(32,052,699)
Class B Shares	—	(2,788,847)
Class C Shares	(1,531,731)	(5,406,104)
Class I Shares	(3,490,930)	(20,640,690)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(9,070,231)	(37,237,394)
Total Increase (Decrease) in Net Assets	(4,931,934)	(51,095,405)
Net Assets ($):
Beginning of Period	106,038,677	157,134,082
End of Period	101,106,743	106,038,677
Undistributed investment income—net	745,895	—

	Six Months Ended
	September 30, 2012	Year Ended
	(Unaudited)	March 31, 2012[a]
Capital Share Transactions:
Class Ab
Shares sold	67,873	405,912
Shares issued for dividends reinvested	—	297,630
Shares redeemed	(309,293)	(1,465,563)
Net Increase (Decrease) in Shares Outstanding	(241,420)	(762,021)
Class Bb
Shares sold	—	1,718
Shares issued for dividends reinvested	—	6,427
Shares redeemed	—	(136,243)
Net Increase (Decrease) in Shares Outstanding	—	(128,098)
Class C
Shares sold	10,119	26,863
Shares issued for dividends reinvested	—	64,848
Shares redeemed	(77,364)	(267,584)
Net Increase (Decrease) in Shares Outstanding	(67,245)	(175,873)
Class I
Shares sold	42,092	210,774
Shares issued for dividends reinvested	—	113,953
Shares redeemed	(158,503)	(911,094)
Net Increase (Decrease) in Shares Outstanding	(116,411)	(586,367)

a Effective as of close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended March 31, 2012, 43,077 Class B shares representing $876,567 were automatically converted to 40,075 Class A shares.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2012				Year Ended March 31,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	21.79		24.09	19.37	14.16	22.09	23.21
Investment Operations:
Investment income (loss)—net[a]	.17		(.03)	(.01)	.01	.00 [b]	(.14)
Net realized and unrealized
gain (loss) on investments	.81		(.37)	4.73	5.20	(7.93)	(.43)
Total from Investment Operations	.98		(.40)	4.72	5.21	(7.93)	(.57)
Distributions:
Dividends from net realized
gain on investments	—		(1.90)	—	—	(.00)[b]	(.55)
Net asset value, end of period	22.77		21.79	24.09	19.37	14.16	22.09
Total Return (%)[c]	4.50	[d]	(.60)	24.37	36.79	(35.89)	(2.79)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.43	[e]	1.47	1.50	1.52	1.42	1.32
Ratio of net expenses
to average net assets	1.30	[e]	1.30	1.30	1.30	1.34	1.32
Ratio of net investment income
(loss) to average net assets	1.55	[e]	(.13)	(.05)	.07	.01	(.58)
Portfolio Turnover Rate	38.04	[d]	99.52	120.15	53.51	61.21	38.78
Net Assets, end of period
($ x 1,000)	66,402		68,812	94,423	119,389	118,637 130,865

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

Six Months Ended
September 30, 2012				Year Ended March 31,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	20.17		22.63	18.33	13.50	21.23	22.49
Investment Operations:
Investment income (loss)—net[a]	.08		(.18)	(.15)	(.11)	(.15)	(.31)
Net realized and unrealized
gain (loss) on investments	.75		(.38)	4.45	4.94	(7.58)	(.40)
Total from Investment Operations	.83		(.56)	4.30	4.83	(7.73)	(.71)
Distributions:
Dividends from net realized
gain on investments	—		(1.90)	—	—	(.00)[b]	(.55)
Net asset value, end of period	21.00		20.17	22.63	18.33	13.50	21.23
Total Return (%)[c]	4.12	[d]	(1.37)	23.46	35.78	(36.41)	(3.46)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.16	[e]	2.19	2.25	2.21	2.12	2.05
Ratio of net expenses
to average net assets	2.04	[e]	2.04	2.05	2.05	2.08	2.05
Ratio of net investment income
(loss) to average net assets	.81	[e]	(.88)	(.80)	(.67)	(.81)	(1.31)
Portfolio Turnover Rate	38.04	[d]	99.52	120.15	53.51	61.21	38.78
Net Assets, end of period
($ x 1,000)	13,969		14,775	20,555	25,634	34,706	66,835

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2012				Year Ended March 31,
Class I Shares	(Unaudited)		2012	2011	2010	2009	2008 [a]
Per Share Data ($):
Net asset value,
beginning of period	22.59		24.85	19.94	14.54	22.65	23.75
Investment Operations:
Investment income (loss)—net[b]	.20		.02	.04	.06	.05	(.11)
Net realized and unrealized
gain (loss) on investments	.85		(.38)	4.88	5.34	(8.16)	(.44)
Total from Investment Operations	1.05		(.36)	4.92	5.40	(8.11)	(.55)
Distributions:
Dividends from
investment income—net	—		—	(.01)	—	—	—
Dividends from net realized
gain on investments	—		(1.90)	—	—	(.00)[c]	(.55)
Total Distributions	—		(1.90)	(.01)	—	(.00)[c]	(.55)
Net asset value, end of period	23.64		22.59	24.85	19.94	14.54	22.65
Total Return (%)	4.60	[d]	(.38)	24.68	37.14	(35.80)	(2.60)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.50	[e]	1.42	1.45	1.32	1.24	1.17
Ratio of net expenses
to average net assets	1.05	[e]	1.05	1.05	1.05	1.16	1.17
Ratio of net investment income
(loss) to average net assets	1.77	[e]	.11	.20	.33	.30	(.43)
Portfolio Turnover Rate	38.04	[d]	99.52	120.15	53.51	61.21	38.78
Net Assets, end of period
($ x 1,000)	20,736		22,452	39,260	47,964	52,116	37,414

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus MidCap Core Fund (the “fund”) is the sole series of Dreyfus Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the proce-

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

dures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	100,834,238	—	—	100,834,238
Mutual Funds	8,969,634	—	—	8,969,634
† See Statement of Investments for additional detailed categorizations.

At September 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least

102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended September 30, 2012, The Bank of New York Mellon earned $24,488 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended September 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	3/31/2012	($)	Purchases ($)	Sales ($)	9/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	402,853		7,673,425	7,783,626	292,652.3
Dreyfus
Institutional
Cash
Advantage
Fund+	6,305,155		24,652,906	22,281,079	8,676,982		8.6
Total	6,708,008		32,326,331	30,064,705	8,969,634		8.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net real-

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

As a result of the fund’s merger with Dreyfus Midcap Stock Fund, the fund has an unused capital loss carryover of $25,733,598 available for federal income tax purposes to be applied against future net realized capital gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. If not applied, $133,797 of these acquired capital losses expires in fiscal year 2015, $3,554,390 expires in fiscal year 2016, $17,566,726 expires in fiscal year 2017, $3,806,018 expires in fiscal year 2018, $489,201 expires in fiscal year 2019 and the fund has $183,466 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2012 was as follows: ordinary income $3,791,594 and long-term capital gains $6,134,819.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended September 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.The Manager had contractually agreed to waive receipt of its fees and/or assume the expenses of the fund until November 1, 2012, so that the total annual fund operating expenses (less fee waivers and/or expense reimbursement) of Class A, C and I shares (excluding taxes, interest expenses, brokerage commissions, commitment fees of borrowings and extraor-

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

dinary expenses) did not exceed 1.30%, 2.05%, and 1.05% of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $98,185 during the period ended September 30, 2012.

During the period ended September 30, 2012, the Distributor retained $1,085 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended September 30, 2012, Class C shares were charged $51,839, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2012, Class A and Class C shares were charged $81,318 and $17,280, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for pro-

viding transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2012, the fund was charged $35,137 for transfer agency services and $1,250 for cash management services. Cash management fees were partially offset by earnings credits of $149.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2012, the fund was charged $6,889 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2012, the fund was charged $2,199 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $90.

During the period ended September 30, 2012, the fund was charged $4,002 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $58,805, Distribution Plan fees $8,714, Shareholder Services Plan fees $16,706, custodian fees $3,842, Chief Compliance Officer fees $1,991 and transfer agency per account fees $20,875, which are offset against an expense reimbursement currently in effect in the amount of $14,487.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2012, amounted to $37,999,284 and $46,388,515, respectively.

At September 30, 2012, accumulated net unrealized appreciation on investments was $9,400,948, consisting of $12,906,068 gross unrealized appreciation and $3,505,120 gross unrealized depreciation.

At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

On November 9, 2012, the Board, on behalf of both the fund and Dreyfus Structured Midcap Fund (the “Acquiring Fund”), approved an Agreement and Plan of Reorganization. The merger is subject to the approval of the shareholders of the fund at a meeting to be held on or about February 28, 2013. If approved, the merger is anticipated to occur on or about June 7, 2013.The merger provides for the fund to transfer all of its assets, subject to its liabilities, to the Acquiring Fund, in exchange for a number of Class A, Class C and Class I shares of the Acquiring Fund’s equal value to the assets less liabilities of the fund.The Acquiring Fund’s Class A, Class C and Class I shares will then be distributed to the fund’s shareholders on a pro rata basis in liquidation of the fund. The fund will be closed to new investors on November 29, 2012.

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 3, 2012.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Lynn Martin†	3,406,165		177,223
Robin A. Melvin†	3,388,075		195,313
Phillip L. Toia†	3,406,151		177,237

† Each new Board Member’s term commenced on September 1, 2012.
In addition Peggy C. Davis, Joseph S. DiMartino, David P. Feldman, Ehud Houminer and Dr. Martin Peretz continue as Board Members of the Company.

The Fund	29

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 20, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	November 20, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)